Global X FTSE Greece 20 ETF (Prospectus Summary): | Global X FTSE Greece 20 ETF
Global X FTSE Greece 20 ETF

PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED DECEMBER 7, 2011

TO THE PROSPECTUS DATED SEPTEMBER 20, 2011

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Global X Funds.

Effective December 8, 2011:

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The Global X FTSE Greece 20 ETF (GREK) is available for purchase. The following funds remain unavailable for purchase: Global X FTSE Portugal 20 ETF, Global X FTSE Ukraine ETF, Global X Hungary ETF, Global X Luxembourg ETF, Global X FTSE Morocco 20 ETF, Global X Czech Republic ETF, Global X Slovakia ETF, Global X Qatar ETF, Global X Kuwait ETF, Global X Nigeria ETF, Global X FTSE Bangladesh ETF, Global X FTSE Sri Lanka ETF and Global X Kazakhstan ETF.

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The name of the Underlying Index for Global X FTSE Greece 20 ETF (GREK) is changed from FTSE/Athex 20 Index to FTSE/ATHEX 20 Capped Index.  As a result, the following heading and paragraph replaces the second heading and second paragraph on page 117 of the Prospectus:

FTSE/ATHEX 20 Capped Index

The FTSE/ATHEX 20 Capped Index is designed to reflect the performance of the twenty largest securities listed on the Athens Stock Exchange.  The stocks are weighted according to modified free-float market capitalization. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The FTSE/ATHEX 20 Capped Index is part of the FTSE/ATHEX Index Series, a joint venture between FTSE and the Athens Exchange.

•	The following paragraph supplements the existing disclosure under “Risks Related to Investing in Greece” in the “Additional Risks” section of the Prospectus from pages 97-98:

There is the possibility that Greece may exit the European Monetary Union in the future, which would result in immediate devaluation of the Greek currency and potential for default.  If this were to occur, Greece would face significant risks related to the process of full currency redenomination as well as the resulting instability of the Euro zone in general.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE